Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Nov. 29, 2025 USD ($)	Nov. 30, 2024 USD ($)	Dec. 02, 2023 USD ($)	Dec. 03, 2022 USD ($)	Nov. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive "compensation actually paid" (CAP, as computed in accordance with SEC rules) and certain financial performance metrics of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	“Compensation Actually Paid” to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average “Compensation Actually Paid” to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (millions) ($)(7)	Adjusted EBITDA (millions) ($)(8)

2025	8,830,569	4,416,736	1,840,785	1,133,713	115.23	108.19	152	621

2024	7,840,717	7,393,283	1,878,810	1,694,049	149.59	115.03	130	581

2023	5,050,902	5,348,935	1,733,524	1,529,973	147.95	105.03	145	556

2022	9,625,758	12,914,989	2,365,901	2,675,267	152.83	120.59	180	533

2021	11,799,233	21,770,541	1,837,302	2,381,444	139.05	121.21	161	459

(1)

Our Principal Executive Officer (PEO) for fiscal 2021 and 2022 was James J. Owens and for fiscal 2023, 2024 and 2025 was Celeste B. Mastin. The dollar amounts reported are the amounts of total compensation reported in our "Summary Compensation Table."

(2)

The dollar amounts reported represent the amount of CAP. The dollar amounts do not reflect the actual amount of compensation earned or realized by or paid to an NEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the PEO's total compensation, as reported in the "Summary Compensation Table," to determine the PEO's CAP:

PEO Total Compensation Amount	$ 8,830,569	$ 7,840,717	$ 5,050,902	$ 9,625,758	$ 11,799,233
PEO Actually Paid Compensation Amount	$ 4,416,736	7,393,283	5,348,935	12,914,989	21,770,541
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO ($)	Deduct: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Deduct: Change in Actuarial Present Value of Pension Benefits ($)(c)	Add: Pension Benefit Adjustments ($)(c)	Equals: “Compensation Actually Paid” to PEO ($)

2025	8,830,569	5,997,514	1,583,681	-	-	4,416,736

2024	7,840,717	5,579,237	5,131,803	-	-	7,393,283

2023	5,050,902	3,240,588	3,538,621	-	-	5,348,935

2022	9,625,758	5,118,606	8,407,837	-	-	12,914,989

2021	11,799,233	7,852,124	17,823,432	-	-	21,770,541

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the "Summary Compensation Table" for the applicable year.

(b)

The amounts (deducted) or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)	Neither PEO participates in the H.B. Fuller Legacy Pension Plan.

Year	Add: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Change in Fair Value from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Equals: Total Equity Award Adjustments ($)

2025	5,127,530	(2,755,479)	-	(788,370)	-	-	1,583,681

2024	5,182,791	(70,082)	-	19,094	-	-	5,131,803

2023	3,754,816	(99,113)	-	(117,081)	-	-	3,538,621

2022	6,101,567	2,659,513	-	(353,243)	-	-	8,407,837

2021	14,246,777	3,854,019	-	(277,364)	-	-	17,823,432

(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our President and CEO) in the “Total” column of the "Summary Compensation Table" in each applicable year. These NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2025, Mr. Corkrean, Mr. Weaver, Mr. East, and Mr. Malik; (ii) for fiscal 2024, Zhiwei Cai, our former Executive Vice President, Engineering Adhesives, Mr. Corkrean, Mr. East, and Mr. Malik; (iii) for fiscal 2023, Mr. Cai, Mr. Corkrean, Mr. East, and Ms. Traci L. Jensen, our former Executive Vice President and Chief Administrative Officer; (iv) for fiscal 2022, Mr. Cai, Heather Campe, our Senior Vice President, International Growth, Mr. Corkrean, and Ms. Mastin; and (v) for fiscal 2021, Theodore M. Clark, our former Executive Vice President and Chief Operating Officer, Mr. Corkrean, Mr. Malik, and Andrew E. Tometich, our former Executive Vice President, Hygiene, Health and Consumable Adhesives.

(4)

The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding our President and CEO). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation, as reported in the "Summary Compensation Table," for these NEOs to determine their average CAP, using the same methodology described above in Note 2.

Non-PEO NEO Average Total Compensation Amount	$ 1,840,785	1,878,810	1,733,524	2,365,901	1,837,302
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,133,713	1,694,049	1,529,973	2,675,267	2,381,444
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct: Average Reported Value of Equity Awards($)(a)	Add: Average Equity Award Adjustments($)(b)	Deduct: Average Change in Actuarial Present Value of Pension Benefits ($)(c)	Add: Average Pension Benefit Adjustments ($)(c)	Equals: Average “Compensation Actually Paid” to Non-PEO NEOs ($)

2025	1,840,785	726,034	24,506	5,543	-	1,133,713

2024	1,878,810	833,448	648,687	-	-	1,694,049

2023	1,733,524	814,172	610,621	-	-	1,529,973

2022	2,365,901	781,698	1,091,064	-	-	2,675,267

2021	1,837,302	810,273	1,354,415	-	-	2,381,444

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the "Summary Compensation Table" for the applicable year.

(b)

The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)	Mr. Weaver is the only NEO who participates in the H.B. Fuller Legacy Pension Plan.

Year	Add: Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add: Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add: Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add: Average Change in Fair Value from Prior Year End of Equity Awards Granted in Prior Years that Vested in the Year ($)	Deduct: Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Add: Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Equals: Average Total Equity Award Adjustments ($)

2025	611,706	(412,406)	10,527	(185,321)	-	-	24,506

2024	766,815	(131,859)	7,979	5,752	-	-	648,687

2023	932,268	(98,832)	6,552	(229,366)	-	-	610,621

2022	952,615	188,553	8,304	(39,896)	(18,512)	-	1,091,064

2021	1,115,084	394,490	5,412	(25,366)	(135,205)	-	1,354,415

(5)

Cumulative TSR is based on a fixed investment of $100 in the Company's common stock measured from the beginning of the measurement period (November 27, 2020) through and including the end of each applicable fiscal year. Return includes (a) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between the Company's share price at the end of each applicable year and the beginning of the measurement period.

(6)

Represents the peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Specialty Chemicals Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)

The Compensation Committee has selected Adjusted EBITDA as the Company-Selected Measure representing the most important financial measure used to link CAP to the NEOs in fiscal 2025 to Company performance. Adjusted EBITDA is, when combined with the derivative Adjusted EBITDA Margin, the most heavily-weighted metric of our STIP metrics, and under our pay-for-performance approach the STIP represents a significant portion of the NEOs’ compensation. Adjusted EBITDA is a non-U.S. GAAP financial measure defined in "Fiscal 2025 Short-Term Incentive Compensation." See “Annex A” for information concerning this measure including a reconciliation to the most comparable U.S. GAAP financial measure.

H. B. FULLER | 2026 Proxy Statement    67

Compensation Actually Paid vs. Total Shareholder Return	H. B. FULLER | 2026 Proxy Statement 68
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link CAP to the Company’s NEOs in fiscal 2025 to the Company’s performance are listed below. These metrics are further described in “Key Elements of the Executive Compensation Program.”

●	Adjusted EBITDA
●	Adjusted EBITDA Margin
●	Adjusted EPS
●	Adjusted Net Revenue
●	ROIC

H. B. FULLER | 2026 Proxy Statement    69

Total Shareholder Return Amount	$ 115.23	149.59	147.95	152.83	139.05
Peer Group Total Shareholder Return Amount	108.19	115.03	105.03	120.59	121.21
Net Income (Loss)	$ 152,000,000	$ 130,000,000	$ 145,000,000	$ 180,000,000	$ 161,000,000
Company Selected Measure Amount	621	581	556	533	459
Adjustment to Compensation, Amount	$ 1,583,681				$ 1,115,084
PEO Name	James J. Owens	James J. Owens	Celeste B. Mastin	Celeste B. Mastin	Celeste B. Mastin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,583,681	5,131,803	3,538,621	8,407,837	17,823,432
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,997,514	5,579,237	3,240,588	5,118,606	7,852,124
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,127,530	5,182,791	3,754,816	6,101,567	14,246,777
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,755,479)	(70,082)	(99,113)	2,659,513	3,854,019
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(788,370)	19,094	(117,081)	(353,243)	(277,364)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,506	648,687	610,621	1,091,064	1,354,415
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,543	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,506	648,687	610,621	1,091,064	1,354,415
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,034	833,448	814,172	781,698	810,273
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,706	766,815	932,268	952,615
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,406)	(131,859)	(98,832)	188,553	394,490
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,979	6,552	8,304	5,412
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,321)	5,752	(229,366)	(39,896)	(25,366)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(18,512)	(135,205)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0